Transactions with shareholders, related parties and affiliated entities - Summary of outstanding balances between related parties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	S/ 3,499,632	S/ 2,438,026
Investments at fair value through other comprehensive income
Loans, net	43,005,583	40,519,423
Accounts receivable from derivative financial instruments	793,361	395,249
Liabilities
Deposits and obligations	48,897,944	47,149,275
Off-balance sheet accounts
Indirect loans	4,440,458	4,611,931
Related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	112,096	107,637
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	65,357	394,496
Loans, net	1,323,580	1,196,143
Other assets	8,694	6,921
Liabilities
Deposits and obligations	999,754	849,906
Other liabilities	12,809	567
Off-balance sheet accounts
Indirect loans	105,604	124,366
UTP [Member]
Investments at fair value through other comprehensive income
Trade receivables	131,541	134,228
Homecenters Peruanos SA [Member]
Investments at fair value through other comprehensive income
Accounts receivable from derivative financial instruments	S/ 0	S/ 4,276